Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Ocean Biomedical Inc [Member]
Net Loss Per Share

6. Net Loss Per Share

For the year ended December 31, 2021, there were approximately $0.5 million of non-vested profit interests grants outstanding of potentially dilutive (anti-dilutive) securities that were excluded from the calculation of diluted net loss per share. For the year ended December 31, 2022, there were approximately $0.8 million of outstanding warrants that were excluded from the calculation of diluted net loss per share.